Sales General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Sales General and Administrative Expenses
Schedule of Sales, General and Administrative expense
	For year ended		Change
	12/31/2025	12/31/2024	$	%

Administrative expenses
Services 3rd parties	(627,594)	(114,223)	(436,784)	382%
General expesnes	(14,288)	(4,036)	(10,252)	254%
Labor	(4,060)	(11,173)	7,113	(64)%
PLCD	(32,952)	(23,128)	(9,824)	42%
Depreciation	(30,205)	(235,119)	204,914	(87)%
Total	(709,099)	(387,679)	(321,420)	83%

Sales expenses
General expesnes	-	(25,432)	25,432	(100)%
Labor	(30,137)	(30,112)	(25)	0%
Royalties	-	(1,416)	1,416	(100)%
Total	(30,137)	(56,960)	26,823	(47)%